Deferred Tax Asset and Liability - Summary of Deferred Tax Asset and Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred taxes: - Liabilities	$ 542	$ 779	[1]
Total net deferred tax liabilities	$ 542	$ 779

[1]	Government and other grants have been restated due to a presentational error - see Note 21.